Document and Entity Information	Feb. 28, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Entity File Number	001-38343
Entity Registrant Name	TARGET HOSPITALITY CORP.
Entity Central Index Key	0001712189
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1378631
Entity Address, Address Line One	9320 LAKESIDE BLVD.
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	THE WOODLANDS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	832
Local Phone Number	709-2563
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TH
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	THWWW
Security Exchange Name	NASDAQ